Interests in Resource Properties (Detail Textuals) - CAD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Interests In Resource Properties [Line Items]
Reversal of non cash impairment loss				$ 1,684
Interest in an iron ore mine
Disclosure Of Interests In Resource Properties [Line Items]
Expected future minimum sublease payments receivable			$ 3,250
Non cash impairment loss before taxes	$ 218,203
Deferred income tax recovery	$ 54,305
Reversal of non cash impairment loss		$ 30,000
Deferred tax liability related to non cash impairment loss		$ 7,800
Percentage of pre tax discount rate used to determine expected future cash fows		9.00%			9.00%
Cash flow projections period			5 years
Hydrocarbon properties
Disclosure Of Interests In Resource Properties [Line Items]
Reversal of non cash impairment loss			$ 15,585	$ 8,566
Percentage of post tax discount rate			11.00%	10.00%
Hydrocarbon development and production assets
Disclosure Of Interests In Resource Properties [Line Items]
Non cash impairment loss before taxes					$ 47,672
Deferred income tax recovery				$ 2,526	$ 0
Reversal of non cash impairment loss			$ 13,264
Deferred tax liability related to non cash impairment loss				7,672
Hydrocarbon Probable Reserves
Disclosure Of Interests In Resource Properties [Line Items]
Reversal of non cash impairment loss			2,951
Hydrocarbon Unproved lands
Disclosure Of Interests In Resource Properties [Line Items]
Non cash impairment loss before taxes			$ 630	$ 790